Unit-based Compensation - Summary of IU Activity Under the Plan (Parenthetical) (Details) - Incentive Units [Member] - Limited Liability Company Profit Interests Plan [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award unrecognized compensation	$ 56	$ 167	$ 56	$ 167	$ 142	$ 268
Share based compensation by share based award unrecognized compensation remaning period for recognition			1 year 3 months 7 days	1 year 1 month 2 days	2 years 9 months 21 days	2 years 2 months 26 days
Share based compensation by share based award equity instruments other than options vested in period total fair value			$ 398	$ 284	$ 148	$ 170
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation	$ 26	$ 33	$ 72	$ 99	$ 132	$ 191